Insurance Contracts - Summary of Changes in Balances of Technical Reserves for Reinsurance Commission (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of changes in balances of technical reserves for reinsurance commission [Abstract]
Opening balance	R$ 0	R$ 0
Receipts		6
Payments		(6)
Other increase / reversal	0	0
Closing balance	R$ 0	R$ 0